Related-Party Balances and Transactions (Details 2) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Balances and transactions with related parties
Revenue		R$ 738		R$ 220		R$ 1,480		R$ 744		R$ 857
Expense		65,251		33,334		149,863		137,885		84,427
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Expense		43,041	[1]	12,044	[1]	58,375		31,498		12,369
Immediate parent - UOL- shared service costs - carved out
Balances and transactions with related parties
Expense	[2]									12,032
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Revenue	[3]	468				689
Expense	[3]	12,921		12,703		46,976		81,007		22,458
Immediate parent - UOL- sale of services - carved out
Balances and transactions with related parties
Expense	[4]									36,737
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Expense	[5]	123		25		24		1,710
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Expense		6,542	[6]	4,748	[6]	28,953	[7]	18,069	[7]	25	[7]
Affiliated companies - Concurso Virtual S.A.
Balances and transactions with related parties
Revenue		28		34		117		134		389
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Revenue						39
Expense		2,624		3,814		15,405		5,500		806
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Revenue		71		135		319		349		347
Affiliated companies - Others
Balances and transactions with related parties
Revenue		22		11		316		261		R$ 121
Expense						R$ 130		R$ 101
Affiliated Companies Edgar De Abreu Ltda
Balances and transactions with related parties
Revenue		R$ 149		R$ 40

[1]	Shared services costs mainly related to (i) payroll costs, (ii) IT structure / software and (iii) property rental costs are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements. Such costs are included in administrative expenses. The increase in the balance refers to payroll taxes related to LTIP in the amount of R$28,400, which are paid by the parent company UOL and reimbursed by the PagSeguro Group.
[2]	The main costs that the UOL Group allocated to PagSeguro Brazil (based on the number of employees and/or the time worked, basis that management believes is reasonable), are (i) payroll costs, (ii) IT structure / software and (iii) rental costs. The allocated costs to the carve-out financial statements are included in administrative expenses.
[3]	Sale of services related to advertising services are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements.
[4]	Sales of services related to advertising services were allocated based on intercompany cost, a basis that management believes is reasonable from January 2014 through July 2015.
[5]	Shared services costs are incurred by the affiliated company UOL Diveo and are charged to PagSeguro Brazil pursuant to contractual agreements. The main costs are related to IT structure/software.
[6]	Sale of services from the affiliated company UOL Diveo related to technical support in hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.
[7]	Sale of services from the affiliated company UOL Diveo related to technical support in computing and hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.